WARRANT LIABILITIES	6 Months Ended
Jun. 30, 2025
WARRANT LIABILITIES
WARRANT LIABILITIES

NOTE 8 – WARRANT LIABILITIES

The Company accounts for its outstanding Series A Warrants as liabilities on the balance sheet due to their derivative characteristics. These warrants are measured at fair value upon issuance and are subsequently remeasured at each reporting date, with changes in fair value recognized in the statement of operations. The fair value of the warrant liability is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. As of June 30, 2025, the fair value of the warrant liabilities was $528,400, which is presented as a current liability on the balance sheet. The Series A Warrants are set to expire on March 20, 2028.

Private Placement – 2024

On September 18, 2024, MDJM completed a private placement with 12 investors, issuing a total of 108,889 units at an offering price of $22.50 per unit, for total gross proceeds of approximately $2.45 million (the “Offering”). Each unit consists of one ordinary share of the Company, par value $0.025 per share (the “Ordinary Share”), one Series A Warrant, and one Series B warrant (“Series B Warrant”).

The Series A Warrant entitles the holder to purchase one Ordinary Share at an exercise price of $33.75 per share, subject to downward adjustment to match the latest issuance price in the event of a dilutive issuance. The Series B Warrant is a compensatory warrant, designed to protect investors against potential share price declines. If the Company’s share price falls below the Offering price, the Series B Warrant allows the investor to receive additional Ordinary Shares such that the total number of shares issued is equal to the original investment amount divided by the lower of: (i) 90% of the lowest trading price during any ten-day period, or (ii) a floor price of $5.40 per share (collectively, the “Purchaser Warrants”). The Purchaser Warrants are immediately exercisable upon issuance and expire three years and six months from the issuance date.

Classification of Series A and B Warrants as Liabilities

According to ASC 815-40-25, a financial instrument is classified as equity if it meets the following criteria: 1. Settlement in Issuer’s Own Shares: the instrument must be settled solely by delivering a fixed number of shares, and 2. Fixed-for-Fixed Rule: the instrument must have a fixed exercise price and entitles the holder to a fixed number of shares.

Series A Warrants have the following key characteristics:

●	Downward Adjustment Mechanism: The exercise price adjusts for future dilutive issuances.
●	Floor Price: $5.40 per share, which matches the floor price of the Series B Warrants.
●	Dilution of Units: The number of Series A Warrants increased from 108,889 to 680,557 due to the downward adjustment of the exercise price.

Therefore, the Series A Warrants likely fail to meet the fixed-for-fixed criterion under ASC 815-40 and should be classified as liabilities rather than equity. Additionally, Series A Warrants with downward pricing adjustments linked to future events are treated as derivatives.

Series B Warrants have the following key characteristics:

●	Exercise Price Adjustment: Series B Warrants do not have a fixed exercise price; instead, they include a reset mechanism based on the lower of 90% of the lowest trading price over a specified period or a floor price of $5.40 per share.
●	Compensatory Nature: Series B Warrants are compensatory in nature, designed to provide additional shares to investors if the share price declines below the offering price.
●	Dilution Protection: The warrants protect investors from dilution by issuing additional shares when the market price falls.

Therefore, the Series B Warrants likely fail to meet the fixed-for-fixed criterion under ASC 815-40 and should be classified as liabilities rather than equity. Additionally, Series B Warrants with downward pricing adjustments linked to future events are treated as derivatives.

Fair Value Measurements of Warrant Liabilities

Both Series A and Series B Warrants are classified as liabilities or derivatives and must be measured at fair value in accordance with ASC 815-10-45. The fair value measurement process involves the following steps:

●	Initial Measurement: The Series A and Series B Warrants are measured at fair value at the time of issuance.
●	Subsequent Measurement: The fair value of the Series A and Series B Warrants is re-measured at each reporting date.
●	Changes in Fair Value: Any changes in fair value are recognized in earnings on the income statement for the relevant reporting period.
●	Derivative Impact: As derivatives, the Series A and Series B Warrants require ongoing fair value adjustments based on stock price changes and other relevant factors. This remeasurement process is essential for capturing the financial impact of the warrants’ reset and adjustment features.

The Company uses the Black-Scholes option pricing model to determine the fair value of the warrants. The key inputs used in the model include:

●	Expected Volatility: 119.17%, based on the historical volatility of the Company’s closing stock price since inception.
●	Risk-Free Interest Rate: 3.375%, derived from the yield on three-year U.S. Treasury notes.
●	Exercise Price: $5.40, which is the floor price established in the warrant agreements.
●	Term: 3.5 years (42 months), reflecting the contractual life of the warrants.

These inputs are critical in determining the fair value of the warrants and are reassessed at each reporting date to ensure accuracy and compliance with ASC 815 requirements. The following table provides a summary of the assessment for Series A and Series B Warrants for the year ended December 31, 2024.

Summary of the Assessment of Series A Warrants

Assessments	Units	FMV
Initial - when issuing	108,889	$1,064,287
Subsequent share price change	571,668	399,759
Exercise of Series A Warrants	(41,556)	(89,396)
Loss on Series A Warrant valuations at December 31, 2024	—	50,282
Balance at December 31, 2024	639,001	$1,424,932

Summary of the Assessment of Series B Warrants

Assessments	Units	FMV
Initial - when issuing	108,889	$722,539
Subsequent share price change	233,414	$43,232
Exercise of Series B Warrants in full	(342,303)	$(765,771)
Balance at December 31, 2024	—	$—

Excise of Series A Warrants – 2025

In February 2025, investors exercised 60,000 Series A Warrants at an exercise price of $5.40 per warrant. The Company received cash proceeds of $324,000, which were recorded in equity. In connection with the exercise, the warrant liability was reduced by $126,180, with a corresponding increase to additional paid-in capital, based on a fair market value of $2.10 per warrant.

Re-measurement of Series A Warrants at June 30, 2025

The Company uses the Black-Scholes option pricing model to determine the fair value of the warrants. The key inputs used in the model include:

●	Expected Volatility: 123.46%, based on the historical volatility of the Company’s closing stock price since inception.
●	Risk-Free Interest Rate: 3.875%, derived from the yield on three-year U.S. Treasury notes.
●	Exercise Price: $5.40, which is the floor price established in the warrant agreements.
●	Term: 2.72 years (32.6 months), reflecting the remaining contractual life of the warrants.

These inputs are critical in determining the fair value of the warrants and are reassessed at each reporting date to ensure accuracy and compliance with ASC 815 requirements. The following table provides a summary of the re-measurement of Series A Warrants as of June 30, 2025.

Summary of the Measurement of Series A Warrants

	Units	FMV
Initial measurement- when issuing	108,889	$1,064,287
Subsequent share price change	571,668	399,759
Exercise of Series A Warrants - 2024	(41,556)	(89,396)
Loss on Series A Warrant remeasurement at December 31, 2024	—	50,282
Balance at December 31, 2024	639,001	$1,424,932
Exercise of Series A Warrants - 2025	(60,000)	(126,180)
Re-measurement adjustment	—	(770,352)
FMV of Series A Warrants at June 30, 2025	579,001	$528,400

The remeasurement of the Series A Warrants resulted in a gain of $770,352 for the six months ended June 30, 2025, which was recognized in the Unaudited Consolidated Statements of Operations and Comprehensive Income (Loss).